Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents (including restricted cash of $14 and $18, respectively)	$ 393	$ 419
Short-term investments	7	5
Accounts receivable (net of allowance for doubtful accounts of $16 and $17, respectively)	601	527
Inventories:
Finished and in-process goods	257	262
Raw materials and supplies	103	105
Other current assets	72	81
Total current assets	1,433	1,399
Investment in unconsolidated entities	45	42
Deferred Income Taxes	13	360
Other assets, net	134	109
Property and equipment
Land	88	90
Buildings	308	305
Machinery and equipment	2,427	2,384
Property, plant and equipment, gross	2,823	2,779
Less accumulated depreciation	(1,776)	(1,612)
Property, plant and equipment, net	1,047	1,167
Goodwill	112	169
Other intangible assets, net	82	91
Total assets	2,866	3,337
Current liabilities
Accounts and drafts payable	483	418
Debt payable within one year	109	76
Affiliated debt payable within one year		0
Interest payable	83	63
Income taxes payable	12	4
Accrued payroll and incentive compensation	47	40
Other current liabilities	127	129
Total current liabilities	861	730
Long-term liabilities
Long-term debt	3,665	3,419
Long-term pension and post employment benefit obligations	234	309
Long-term deferred income taxes	25	18
Other long-term liabilities	163	159
Advance from affiliates		0
Total liabilities	4,948	4,635
Deficit
Common stock—$0.01 par value; 300,000,000 shares authorized, 170,605,906 issued and 82,556,847 outstanding at December 31, 2013 and 2012	1	1
Paid-in capital	522	752
Treasury stock, at cost—88,049,059 shares	(296)	(296)
Note receivable from parent	0	(24)
Accumulated other comprehensive income	(21)	(77)
Accumulated deficit	(2,287)	(1,654)
Total Momentive Specialty Chemicals Inc. shareholder’s deficit	(2,081)	(1,298)
Noncontrolling interest	(1)	0
Total deficit	(2,082)	(1,298)
Total liabilities and deficit	$ 2,866	$ 3,337